Other Income (Tables)	12 Months Ended
Nov. 30, 2023
Other Income [Abstract]
Schedule of Other Income
	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Government grant	59,377	215,000	—	—
Bank interest income	51	2,446	474,720	60,788
Sundry income	60,901	62,795	99,407	12,729
Total	120,329	280,241	574,127	73,517